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                      DIRECTOR PREFERRED (SERIES I AND IR)
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-69487


       SUPPLEMENT DATED JULY 14, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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                SUPPLEMENT DATED JULY 14, 2004 TO YOUR PROSPECTUS

On June 8, 2004, the Board of Trustees of the First American Insurance Portfolios, Inc. approved a plan of liquidation for the First American International Portfolio, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, First American Small Cap Growth Portfolio and First American Technology Portfolio. All shareholders of record on July 8, 2004, are to vote on the plan of liquidation on August 17, 2004.

If approved by the Funds' shareholders, the liquidations are expected to be completed on August 27, 2004. As a result, if any of your Contract Value is allocated to the First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Mid Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account or First American Technology Portfolio Sub-Account, that Contract Value will be transferred into the Hartford Money Market HLS Fund Sub-Account.

If you are enrolled in any InvestEase(R), DCA or DCA Plus, or Asset Allocation with allocations directed to the First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Mid Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account or First American Technology Portfolio Sub-Account, your enrollment in these programs will end upon the close of the New York Stock Exchange on August 27, 2004, unless you change your Program enrollments prior to that date.

If you are enrolled in any Automatic Income Program with the First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Mid Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account or First American Technology Portfolio Sub-Account, upon the close of the New York Stock Exchange on August 27, 2004, your enrollment will automatically be updated to reflect the Hartford Money Market HLS Fund Sub-Account.

If shareholders approve the liquidation plan, effective August 27, 2004, all references to the First American International Portfolio, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, First American Small Cap Growth Portfolio and First American Technology Portfolio in the prospectus are deleted.

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV- 4914